Equity Investment Disclosure	12 Months Ended
Dec. 31, 2018
Notes
Equity Investment Disclosure

11.          Equity investment

During the year ended December 31, 2018, the Company purchased 56,000 common shares in Kbridge Resources Development (“KRD”), a company related to the CEO, representing 28.57% ownership of KRD, for $256,560.

The continuity of the Company’s investment in KRD is as follows:

Balance at December 31, 2017	$-
Purchase of equity investment	256,560
Share of loss of equity investee	(129,675)
Foreign exchange	6,512
Balance at December 31, 2018	$133,397

Summary financial information of KRD on a gross basis for the year ended December 31, 2018 is as follows:

As at	December 31, 2018
Current assets	$192,806
Non-current assets	1,050,328
Current liabilities	(682,782)
Non-current liabilities	(717,473)
Net assets	$(157,121)

Period ended	December 31, 2018
Revenue	$271,120
Expenses	(724,742)
Loss for the period	$(453,622)